Annual Total Returns - Fidelity® Growth & Income Portfolio [BarChart] - 07.31 Fidelity Growth & Income Portfolio K PRO-06 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio Class K
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	14.82%
Annual Return 2011	1.52%
Annual Return 2012	19.31%
Annual Return 2013	33.60%
Annual Return 2014	10.53%
Annual Return 2015	(2.18%)
Annual Return 2016	16.22%
Annual Return 2017	17.03%
Annual Return 2018	(8.85%)
Annual Return 2019	30.37%